Statement of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Cash Flows from Operating Activities
Net Loss	$ (416,133)	$ (295,532)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	43,724	43,181
Bad Debt Expense	142,690	33,323
Changes in operating assets and liabilities:
Accounts Receivable	(111,642)	(330,967)
Inventory	(20,023)	(135,663)
Prepaid Expenses	4,320	(400)
Accounts Payable and Accrued Liabilities	259,090	674,675
Net Cash Used in Operating Activities	(97,974)	(11,383)
Cash Flows from Financing Activities
Proceeds from notes payable	20,000	104,970
Repayments of notes payable	(24,012)	0
Net Proceeds from Line of Credit	128,482	5,708
Member Contributions	70,753	74,089
Member Distributions	(66,300)	(71,939)
Repayments of Capital Lease Obligations	(55,572)	(77,581)
Net Cash Provided by Financing Activities	73,351	35,247
Net Change in Cash	(24,623)	23,864
Cash, Beginning of Period	24,623	759
Cash, End of Period	0	24,623
Supplemental Disclosures of Cash Flow Information
Cash Paid for Interest	50,985	25,497
Noncash Operating and Investing Activities
Shares of Alkame Received for Accounts Receivable	90,000	0
Available for Sale Investment Write Down	73,125	0
Noncash Investing and Financing Activities
Purchase of Vehicle in Exchange for Capital Lease Obligation	$ 0	$ 22,806